RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 14 - Related Party Transactions

Collaboration Arrangements

The Company has established JDAs with various partners with some of the partners also making investments in the Company through the purchase of preferred shares. In connection with the Series D Agreements, the Company entered into both Warrant and JDA agreements with Mercedes-Benz and Stellantis.

Uwe Keller, a member of the Company’s Board of Directors, represents Mercedes-Benz who is an investor in the Company’s Preferred Stock and holder of Series D Warrants. For the three months ended March 31, 2026, the Company recognized no expense reimbursements for the services provided under the JDA with Mercedes-Benz. For the three months ended March 31, 2025, the Company recognized $24 in expense reimbursements for the services provided under the JDA with Mercedes-Benz, which are recorded net within research and development expenses on the condensed consolidated statement of operations. There were no amounts due from Mercedes-Benz as of March 31, 2026, and December 31, 2025.

Michael Bly, a member of the Company’s Board of Directors, represents Stellantis who is an investor in the Company’s Preferred Stock and holder of Series D Warrants. For the three months ended March 31, 2026, and 2025, the Company recognized no expense reimbursements for the services provided under the JDA with Stellantis. There were no amounts due from Stellantis as of March 31, 2026. Amounts due from Stellantis totaled $1,000 which are included in receivables under collaboration agreements on the condensed consolidated balance sheets as of December 31, 2025.

In August 2025, the Company modified its existing JDA with Stellantis. The modified JDA required the Company to make a $2,000 payment to Stellantis for services related to the production and testing of a demo fleet. The Company and Stellantis jointly developed a production timeline as outlined in the agreement, which includes deliverables of Stellantis to the Company through June 2027 such as, module and pack safety reports, battery management system results, installation and retrofitting of test cells, and validation results of the demo fleet. In December 2025, the Company prepaid $2,000 to Stellantis for these services. As of March 31, 2026, and December 31, 2025, $40 and $160 are included in other non-current assets, respectively on the condensed consolidated balance sheets. As of March 31, 2026, and December 31, 2025, $910 and $950 are included in prepaid expenses and other current assets, respectively on the condensed consolidated balance sheets. During the three months ended March 31, 2026, $160 of expense was recognized as part of the agreement and is included in research and development expenses on the condensed consolidated statements of operations.

Consulting Arrangements

In March of 2020, the Company entered into a consulting services agreement with Joseph Taylor who also serves as Executive Chairman of the Company’s Board of Directors. For the three months ended March 31, 2026 and 2025, the Company incurred $88 and $44, respectively in expenses for consulting services provided by Joseph Taylor recorded within selling, general and administrative expenses on the condensed consolidated statements of operations. Amounts due to Joseph Taylor totaled $30 and $190 as of March 31, 2026, and December 31, 2025, respectively and are included in accounts payable.

NOTE 15 - RELATED PARTY TRANSACTIONS

Collaboration Arrangements

The Company has established JDAs with various partners with some of the partners also making investments in the Company through the purchase of preferred shares. In connection with the Series D Agreements, the Company entered into both Warrant and JDA agreements with Mercedes-Benz and Stellantis. See Note 3 and Note 2, respectively, for further details regarding those agreements.

Uwe Keller, a member of the Company’s Board of Directors, represents Mercedes-Benz who is an investor in the Company’s Preferred Stock and holder of Series D Warrants. As mentioned in Note 2, the Company entered into a JDA with Mercedes-Benz during the year-ended December 31, 2021. For the years ended December 31, 2025, and 2024, the Company received $110 and $2,613, respectively, in expense reimbursements for the services provided under the JDA with Mercedes-Benz which are recorded net within research and development expenses on the consolidated statements of operations. There were no amounts due from Mercedes-Benz as of December 31, 2025. Amounts due from Mercedes-Benz totaled $4, which are included in receivables under collaboration agreements on the consolidated balance sheets as of December 31, 2024.

Michael Bly, a member of the Company’s Board of Directors, represents Stellantis who is an investor in the Company’s Preferred Stock and holder of Series D Warrants. As mentioned in Note 2, the Company entered into a JDA with Stellantis during the year-ended December 31, 2021. For the years ended December 31, 2025, and 2024, the Company received $1,185 and $776, respectively in expense reimbursements for the services provided under the JDA with Stellantis which are recorded net within research and development expenses on the consolidated statements of operations. Amounts due from Stellantis totaled $1,000 and $577, which are included in receivables under collaboration agreements on the consolidated balance sheets as of December 31, 2025, and 2024, respectively.

In August 2025, the Company modified its existing JDA with Stellantis. The modified JDA required the Company to make a $2,000 payment to Stellantis for services related to the production and testing of a demo fleet. The Company and Stellantis jointly developed a production timeline as outlined in the agreement, which includes deliverables of Stellantis to the Company through June 2027 such as, module and pack safety reports, battery management system results, installation and retrofitting of test cells, and validation results of the demo fleet. During the year ended December 31, 2025, the Company prepaid $2,000 to Stellantis for these services. As of December 31, 2025, $160 is included in other non-current assets and $950 is included in prepaid expenses and other current assets on the consolidated balance sheets. During the year ended December 31, 2025, $890 of expense was recognized as part of the agreement and is included in research and development expenses on the consolidated statements of operations.

Secondary Share Sale

In 2023, Hermitage Investment Fund 1 LP (“Hermitage”), an existing investor in Factorial, negotiated a sale purchase agreement with certain stockholders in the Company for the Series D price of $34.0131 per share, where the transfer of the shares occurred during the year ended December 31, 2024 (“Secondary Transactions”). Two of the stockholders that were a party of the transaction were certain trusts, of which Alex Yu, CTO, and Siyu Huang, CEO, are trustees, respectively. Specifically, Alex Yu sold 32,693 shares of Factorial Common Stock and Siyu Huang sold 39,930 shares of Factorial Common Stock, respectively. The fair value of the Factorial Common Stock at the time of the Secondary Transactions was $4.80 per share and the shares were sold for price of $34.0131 per share, leading to excess of fair value of $29.2131 per share. Additionally, the Company determined the excess paid over fair value was not for a purpose clearly other than compensation and therefore, recorded stock-based compensation for the year ended December 31, 2024 of $2,122 for the CEO and CTO related to the incremental fair value received by the employees.

Consulting Arrangements

In March of 2020, the Company entered into a consulting services agreement with Joseph Taylor who also serves as Executive Chairman of the Company’s Board of Directors. For the years ended December 31, 2025 and 2024, the Company incurred $350 in expenses for consulting services provided by Joeseph Taylor recorded within selling, general and administrative expenses on the consolidated statements of operations. Amounts due to Joseph Taylor totaled $190 as of December 31, 2025, and are included in accounts payable. There were no amounts due to Joseph Taylor as of December 31, 2024.

Stock Option Issuance

Praveen Sahay, a member of the Company’s Board of Directors, represents WAVE Equity Partners who is an investor in the Company’s Preferred Stock. During the year ended December 31, 2025, the Company granted 50,000 stock options to Praveen Sahay for his services performed as a board member.

Liad Meidar, a member of the Company’s Board of Directors, represents Gatemore Capital Management who is an investor in the Company’s Preferred Stock. During the year ended December 31, 2025, the Company granted 50,000 stock options to Liad Meidar for his services performed as a board member.

Convertible Promissory Notes

The August 2025 Notes, as further described in Note 6, were issued to related parties with a principal balances as follows, Stellantis $2,000, Mercedes-Benz $2,000, and Gatemore Capital Management controlled entities $6,000.